Supplemental cash information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental cash information
	2017	2016
Cash	$59,504	$56,014
Cash equivalents	65,094	143,242
Cash and cash equivalents	$124,598	$199,256

Supplementary Information For The Statements Of Cash Flows
	2017	2016
Non-cash investing and financing transactions
Mineral properties acquired by way of non-monetary transaction	$-	$37,630
Shares issued on acquisition of Reservoir Minerals Inc.	-	287,033
Shares issued as part of DRIP	2,337	1,590
Closure and reclamation decrease in mineral properties, plant and equipment	(8,677)	-
Capital assets by way of finance lease	-	623
Depreciation added to (relieved from) inventory	(3,622)	4,743